Contents of Significant Accounts - Equity - Summary of Refund Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of refund liability [abstract]
Refund liabilities	$ 2,078,075	$ 1,213,476